LENDING ACTIVITIES (Details 2) (USD $) In Millions, unless otherwise specified											12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Apartments	Dec. 31, 2011 Offices	Dec. 31, 2011 Retail	Dec. 31, 2011 Industrial	Dec. 31, 2011 Hotel	Dec. 31, 2011 Others	Dec. 31, 2011 Commercial mortgages loan
Credit quality indicators for commercial mortgage loans
Number of loans in good standing											1,032
Number of loans restructured											12
Number of loans 90 days or less delinquent											7
Number of loans greater than 90 days delinquent or in process of foreclosure											12
Number of Loans											1,063
In good standing					$ 1,751	$ 4,885	$ 2,287	$ 1,928	$ 939	$ 1,268	$ 13,058
Restructured					49	204		4		30	287
90 days or less delinquent						20					20
Greater than 90 days delinquent or in process of foreclosure					25	85		2		77	189
Mortgage and other loans receivable, net	19,489	20,237			1,825	5,194	2,287	1,934	939	1,375	13,554
Valuation allowance	$ 740	$ 878	$ 2,444	$ 1,680	$ 24	$ 132	$ 23	$ 71	$ 12	$ 43	$ 305
Percentage of loans that are current as to payments of principal and interest											96.00%
Percentage restructured											2.00%
Percentage greater than 90 days delinquent or in foreclosure											2.00%
Percentage Total											100.00%
Percentage of loans with valuation allowance											2.00%